Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Transactions and Balances with Related Parties (Details) [Line Items]
Amounts of related parties linked to NIS	$ 30	$ 52
InterCure Ltd [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Balances of shares total	$ 3,158	$ 2,411
Percentage of shares	1.11%	1.76%
Canndoc Ltd [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Rent paid	$ 14